Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	€ 1,096	€ 930
Fixed	6,271	5,717
Variable - immediate payment in cash	3,000	2,827
Variable - immediate payment in instruments	3,000	2,829
Deferred variable in cash	1,800	1,697
Deferred variable in instruments	1,800	1,697
Total	15,871	14,767
Pension contribution	2,110	1,892
Other remuneration1	5,251	3,719
Total	28,567	25,071
Ana Botín
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	45
Fixed	3,271
Variable - immediate payment in cash	1,780
Variable - immediate payment in instruments	1,780
Deferred variable in cash	1,068
Deferred variable in instruments	1,068
Total	8,967
Pension contribution	1,144
Other remuneration1	1,022
Total	11,544	11,001
Hector Grisi
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	44
Fixed	3,000
Variable - immediate payment in cash	1,220
Variable - immediate payment in instruments	1,220
Deferred variable in cash	732
Deferred variable in instruments	732
Total	6,904
Pension contribution	966
Other remuneration1	47
Total	8,257	0
Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	45
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	3,182
Total	3,553	9,086
Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	81
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	576	700
Homaira Akbari
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	78
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	265	244
Francisco Botin
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	39
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	137	129
Sol Daurella
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	77
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	249	230
Henrique De Castro
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	87
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	284	261
Gina Diez
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	68
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	211	172
Luis Isasi
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	78
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	1,000
Total	1,417	1,412
Ramiro Mato
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	96
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	518	500
Belen Romana
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	102
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	572	549
Pamela Walkden
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	87
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	341	323
German de la Fuente
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	87
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	271	137
Glenn Hutchins
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	83
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	372	10
Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	0
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	0	39
R. Martin Chavez
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	0
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	0	147
Sergio Rial
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	0
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration1	0
Total	0	131
Board of directors
Disclosure of transactions between related parties [line items]
Annual emolument	1,700	1,561
Board of directors | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	128
Compensation received , life and health insurance contribution	722
Compensation received for having waived the death and disability policy	710
Board of directors | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	203
Board of directors | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Luis Isasi | Santander Spain
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	1,000
Board of directors | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	98
Board of directors | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	193
Board of directors | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Board of directors | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Board of directors | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee
Disclosure of transactions between related parties [line items]
Annual emolument	1,147	1,020
Executive committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	127
Executive committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee
Disclosure of transactions between related parties [line items]
Annual emolument	328	301
Audit committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	43
Audit committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	43
Audit committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	43
Audit committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	43
Audit committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	113
Audit committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	43
Audit committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee
Disclosure of transactions between related parties [line items]
Annual emolument	162	139
Appointments committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	78
Appointments committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	28
Appointments committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	28
Appointments committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	28
Appointments committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee
Disclosure of transactions between related parties [line items]
Annual emolument	191	159
Remuneration committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	66
Remuneration committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	28
Remuneration committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	28
Remuneration committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	28
Remuneration committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	41
Remuneration committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee
Disclosure of transactions between related parties [line items]
Annual emolument	285	241
Risk supervision, regulation and compliance oversight committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	43
Risk supervision, regulation and compliance oversight committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	43
Risk supervision, regulation and compliance oversight committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	113
Risk supervision, regulation and compliance oversight committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	43
Risk supervision, regulation and compliance oversight committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	43
Risk supervision, regulation and compliance oversight committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Annual emolument	139	114
Responsible banking, sustainability and culture committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	18
Responsible banking, sustainability and culture committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	18
Responsible banking, sustainability and culture committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	17
Responsible banking, sustainability and culture committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	68
Responsible banking, sustainability and culture committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	18
Responsible banking, sustainability and culture committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee
Disclosure of transactions between related parties [line items]
Annual emolument	287	€ 229
Innovation and technology committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	98
Innovation and technology committee | Hector Grisi
Disclosure of transactions between related parties [line items]
Annual emolument	28
Innovation and technology committee | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Annual emolument	28
Innovation and technology committee | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Annual emolument	21
Innovation and technology committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	28
Innovation and technology committee | Francisco Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Henrique De Castro
Disclosure of transactions between related parties [line items]
Annual emolument	28
Innovation and technology committee | Gina Diez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Belen Romana
Disclosure of transactions between related parties [line items]
Annual emolument	28
Innovation and technology committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	28
Innovation and technology committee | Alvaro Cardoso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	€ 0